Shareholders' Equity - Restricted stock units (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 20, 2023 EquityInstruments shares	Feb. 01, 2022 EquityInstruments installment shares	May 20, 2021 EquityInstruments shares	Jun. 30, 2023 shares	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) EquityInstruments	Sep. 30, 2022 EquityInstruments	Sep. 30, 2022 shares	Sep. 30, 2021 EquityInstruments
Stockholder's Equity
Payments for settlement of restricted stock units | $						$ 1,338,000
Restricted stock units
Stockholder's Equity
Granted (in shares)	831,000		953,750	526,193	526,193	831,000	81,000
Number of common shares for each unit | shares	1	1	1
Vesting period	2 years		2 years
Vesting percentage for every 3 months	12.50%		12.50%
Vesting frequency within vesting period	3 months		3 months
Commencement term			3 months
Forfeited (in shares)							105,000	105,000
Number of Installments for Vesting | installment		4
Restricted stock units being vested | EquityInstruments							645,313		645,313
Payments for settlement of restricted stock units | $						$ 1,338,000
Restricted stock units | Officers
Stockholder's Equity
Granted (in shares) | EquityInstruments		81,340